Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventories

	(In Millions)
	At December 31
	2012	2011
Finished goods	$368	$345
Raw material	266	269
Work in process	92	92

Total	$726	$706